Goodwill - Schedule of Goodwill is Allocated to Cash Generating Units (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	R 174,957	R 227,380
Translation adjustments	(7,642)	(8,823)
Impairment of goodwill		(43,600)
Balance, at ending	167,315	174,957	227,380
Mozambique [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	39,207	86,304
Translation adjustments	(5,317)	(3,497)
Impairment of goodwill		(43,600)
Balance, at ending	33,890	39,207	86,304
Portugal [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	34,110	36,815
Translation adjustments	(847)	(2,705)
Impairment of goodwill
Balance, at ending	33,263	34,110	36,815
Spain [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	24,178	26,095
Translation adjustments	(601)	(1,917)
Impairment of goodwill
Balance, at ending	23,577	24,178	26,095
Other [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	19,148	19,852
Translation adjustments	(877)	(704)
Impairment of goodwill
Balance, at ending	18,271	19,148	19,852
Karooooo Logistics [Member]
Schedule of Goodwill is Allocated to Cash Generating Units [Line Items]
Balance, at beginning	58,314	58,314
Translation adjustments
Impairment of goodwill
Balance, at ending	R 58,314	R 58,314	R 58,314